Document and Entity Information	Jan. 25, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000875045
Document Type	8-K
Document Period End Date	Jan. 25, 2022
Entity Registrant Name	Biogen Inc.
Entity Incorporation State Country Code	DE
Entity File Number	0-19311
Entity Tax Identification Number	33-0112644
Entity Address, Address Line One	225 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	679-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0005 par value
Trading Symbol	BIIB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false